Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus included in this Registration Statement on Form S-1 (the “Registration Statement”) is a combined prospectus (the “Combined Prospectus”) relating to the following securities of CXApp Inc. (the “Registrant”) being registered on this Registration Statement and previously registered on the Registrant’s Registration Statement on Form S-1 (File No. 333-271340), which was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 3, 2023 (as amended, the “Prior Registration Statement”): (i) 40,000 shares of common stock, par value $0.0001 per share (the “common stock”) being newly registered for resale by certain selling securityholder and the resale by certain selling securityholder of up to 3,009,000 shares of common stock under this Registration Statement, as described in the Combined Prospectus; (ii) up to 31,057,776 shares of common stock and 10,280,000 private placement warrants previously registered for resale pursuant to the Prior Registration Statement which were previously issued to certain of the selling securityholders, of which 24,080,000 represents the shares of common stock underlying the private placement warrants and public warrants. Pursuant to Rule 429 under the Securities Act, this Registration Statement upon effectiveness will serve as a post-effective amendment to the Prior Registration Statement. Such post-effective amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of, and Rule 429 under, the Securities Act.
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Entity Registrant Name	CXApp Inc.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Address, Address Line One	Four Palo Alto Square,
Entity Address, Address Line Two	Suite 200,
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	999-4009
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Four Palo Alto Square,
Entity Address, Address Line Two	Suite 200,
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	575-4456
Contact Personnel Name	Khurram P. Sheikh